Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
U.S.A.

August 25, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the Northwestern Mutual Series Fund, Inc. (the “Fund”), please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on November 9, 2016. We anticipate mailing definitive copies of the proxy statement to shareholders on or about September 26, 2016.

Please call the undersigned at (414) 665-3487 with any questions or comments about this filing.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey
Assistant General Counsel
Northwestern Mutual